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February 14, 2005	WILMINGTON

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Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20459

RE:	Wright Express Corporation
Registration Statement on Form S-1 (File No. 333-120679)

Ladies and Gentlemen:

On behalf of Wright Express Corporation, a Delaware corporation (the “Company”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the rules and regulations promulgated thereunder, we hereby submit for filing, via direct electronic transmission, Amendment No. 5 (“Amendment No. 5”) to the above-referenced Registration Statement (the “Registration Statement”), relating to the proposed initial public offering of common stock, par value $0.01, of the Company, marked to show changes from Amendment No. 3 to the Registration Statement filed on Form S-1 filed with the Commission on February 1, 2005.

Amendment No. 4 to the Registration Statement (“Amendment No. 4”) was filed on February 10, 2005 solely for the purpose of filing certain exhibits to the Registration Statement and did not modify any provision of the prospectus constituting Part I of the Registration Statement or Items 13, 14, 15 or 17 of Part II of the Registration Statement. Accordingly, the Company has not provided a copy of Amendment No. 5 marked to show changes from Amendment No. 4.

Please call Gregory A. Fernicola at (212) 735-2918 or the undersigned at (212) 735-2103 if you have any questions concerning the enclosed material or desire further information or clarification in connection therewith.

Yours truly,

/s/ Nanda Monteiro